Earnings Per Share	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

14. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2016, 2015 and 2014:

	2016	2015	2014
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1.243.267	$1.029.445	$1.045.266

Denominators:
Weighted average number of shares outstanding	305.748.381	304.440.184	302.339.124
Potentially dilutive shares	509.363	479.851	528.772

Total weighted average shares outstanding assuming dilution	306.257.744	304.920.035	302.867.896
Basic earnings per share	$4,07	$3,38	$3,46

Fully diluted earnings per share	$4,06	$3,38	$3,45